Consolidated Statements of Cash Flows (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Unrealized gain in value of securities available-for-sale, taxes	$ 2,291	$ 2,971	$ 1,228